Other financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Detailed Information About Other Financial Liabilities [Abstract]
Summary of Other Financial Liabilities

(in €‘000)	June 30, 2022	December 31, 2021
Cash consideration payable for the Mega-E asset acquisition	9,456	—
Cash consideration payable for the MOMA acquisition	30,000	—
Total	39,456	—
Non-current	—	—
Current	39,456	—
Total	39,456	—